Intangibles and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Cost
Balance, beginning of year	$23,773	$24,768
Additions	514	169
Disposals	(3,432)	(1,553)
Effects of movement in exchange rates	351	389
Balance, end of year	21,206	23,773

Accumulated amortization
Balance, beginning of year	19,006	18,870
Depreciation for the year	636	1,057
Disposals	(2,750)	(1,274)
Effects of movement in exchange rates	289	353
Balance, end of year	17,181	19,006
Intangibles, net book value	$4,025	$4,767